UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09561

CENTURY CAPITAL MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Jennifer J. Mortimer
c/o Century Capital Management, LLC
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments.

CENTURY SHARES TRUST
PORTFOLIO OF INVESTMENTS - AS OF JULY 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 96.0%

Consumer Discretionary - 13.8%
Hotels, Restaurants & Leisure - 4.5%
15,352	Panera Bread Co., Class A(a)	$3,367,001
109,846	Starbucks Corp.	6,376,560
		9,743,561
Internet & Catalog Retail - 4.0%
11,579	Amazon.com, Inc.(a)	8,786,261

Multiline Retail - 2.7%
60,753	Dollar Tree, Inc.(a)	5,849,906

Specialty Retail - 2.6%
41,995	Home Depot, Inc.	5,805,389

Total Consumer Discretionary		30,185,117

Consumer Staples - 9.1%
Beverages - 3.1%
63,109	PepsiCo, Inc.	6,873,832

Food & Staples Retailing - 2.3%
52,964	CVS Health Corp.	4,910,822

Food Products - 3.7%
153,296	Hain Celestial Group, Inc.(a)	8,092,496

Total Consumer Staples		19,877,150

Financials - 14.2%
Diversified Financial Services - 4.0%
4	Berkshire Hathaway, Inc., Class A(a)	864,000
75,358	Moody's Corp.	7,988,702
		8,852,702
Real Estate Investment Trust (REITs) - 10.2%
94,473	American Tower Corp.	10,937,139
30,224	Equinix, Inc.	11,269,623
		22,206,762
Total Financials		31,059,464

Health Care - 15.2%
Biotechnology - 2.6%
49,875	Celgene Corp.(a)	5,595,476

Health Care Providers & Services - 4.8%
75,908	AmerisourceBergen Corp.	6,466,602
52,351	Express Scripts Holding Co.(a)	3,982,341
		10,448,943
Health Care Technology - 4.2%
148,942	Cerner Corp.(a)	9,292,492

Pharmaceuticals - 3.6%
31,423	Allergan PLC(a)	7,948,448

Total Health Care		33,285,359

Industrials - 11.3%
Air Freight & Logistics - 4.1%
83,218	United Parcel Service, Inc.,Class B	8,995,866

Commercial Services & Supplies - 3.0%
72,266	Stericycle, Inc.(a)	6,523,452

Shares		Value
Industrials (continued)
Professional Services - 4.2%
107,988	Verisk Analytics, Inc.(a)	$9,209,216

Total Industrials		24,728,534

Information Technology - 27.6%
Internet Software & Services - 6.5%
8,952	Alphabet, Inc., Class A(a)	7,084,076
9,212	Alphabet, Inc., Class C(a)	7,082,093
		14,166,169
IT Services - 8.3%
113,940	Visa, Inc., Class A	8,893,017
466,595	Western Union Co.	9,331,900
		18,224,917
Software - 8.4%
54,872	Adobe Systems, Inc.(a)	5,369,774
62,681	Citrix Systems, Inc.(a)	5,586,758
131,194	Microsoft Corp.	7,436,076
		18,392,608
Technology Hardware, Storage & Peripherals - 4.4%
91,015	Apple, Inc.	9,484,673

Total Information Technology		60,268,367

Materials - 2.5%
Chemicals - 2.5%
73,386	LyondellBasell Industries NV, Class A	5,523,030

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
112,616	AT&T, Inc.	4,875,147

TOTAL COMMON STOCKS
(Cost $142,580,809)		209,802,168

SHORT-TERM INVESTMENTS - 4.1%

Money Market Fund - 4.1%
9,023,847	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.49% 7 Day Yield)	9,023,847

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,023,847)		9,023,847

TOTAL INVESTMENTS - 100.1%
(Cost $151,604,656)		218,826,015

Liabilities in Excess of Other Assets - (0.1%)		(253,705)
NET ASSETS - 100.0%		$218,572,310

(a)	Non-income producing security.

Abbreviations:
NV	-	Naamloze Vennootschap (Dutch: Limited Liability Company)
PLC	-	Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$69,528,833
Gross depreciation on investments (excess of tax cost over value)	(2,307,474)
Net unrealized appreciation	$67,221,359
Cost of investments for federal income tax purposes	$151,604,656

See Notes to Portfolio of Investments

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND
PORTFOLIO OF INVESTMENTS - AS OF JULY 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 95.9%

Consumer Discretionary - 16.1%
Auto Components - 1.3%
53,647	Gentherm, Inc.(a)	$1,800,393
31,847	Metaldyne Performance Group, Inc.	506,049
		2,306,442
Diversified Consumer Services - 4.0%
50,416	Bright Horizons Family Solutions, Inc.(a)	3,381,401
85,558	Grand Canyon Education, Inc.(a)	3,598,570
		6,979,971
Hotels, Restaurants & Leisure - 5.1%
158,409	Ruth's Hospitality Group, Inc.	2,529,792
91,192	Sonic Corp.	2,453,977
27,637	Vail Resorts, Inc.	3,954,025
		8,937,794
Household Durables - 1.6%
75,231	CalAtlantic Group, Inc.	2,724,115

Multiline Retail - 2.2%
73,994	Big Lots, Inc.	3,935,001

Specialty Retail - 0.7%
75,787	Tile Shop Holdings, Inc.(a)	1,292,168

Textiles, Apparel & Luxury Goods - 1.2%
35,409	Columbia Sportswear Co.	2,027,165

Total Consumer Discretionary		28,202,656

Consumer Staples - 2.3%
Food & Staples Retailing - 2.3%
30,881	Casey's General Stores, Inc.	4,123,849

Energy - 1.8%
Energy Equipment & Services - 0.7%
74,161	Superior Energy Services, Inc.	1,184,351

Oil, Gas & Consumable Fuels - 1.1%
92,430	Matador Resources Co.(a)	1,949,349

Total Energy		3,133,700

Financials - 6.9%
Banks - 1.9%
124,744	Berkshire Hills Bancorp, Inc.	3,289,499

Capital Markets - 2.5%
102,706	Cohen & Steers, Inc.	4,426,628

Real Estate Investment Trusts (REITs) - 2.5%
74,935	QTS Realty Trust, Inc., Class A	4,290,029

Total Financials		12,006,156

Health Care - 26.0%
Biotechnology - 1.8%
37,210	Acceleron Pharma, Inc.(a)	1,262,163
6,487	Ligand Pharmaceuticals, Inc.(a)	874,966
100,489	Vitae Pharmaceuticals, Inc.(a)	1,070,208
		3,207,337
Health Care Equipment & Supplies - 5.1%
62,696	Endologix, Inc.(a)	884,641
32,699	Globus Medical, Inc., Class A(a)	750,442

Shares		Value
Health Care (continued)
38,110	Inogen, Inc.(a)	$2,048,031
160,084	Merit Medical Systems, Inc.(a)	3,752,369
19,367	West Pharmaceutical Services, Inc.	1,554,783
		8,990,266
Health Care Providers & Services - 11.6%
67,437	Acadia Healthcare Co., Inc.(a)	3,810,190
37,861	Adeptus Health, Inc., Class A(a)	1,687,465
49,523	Almost Family, Inc.(a)	1,970,520
88,731	AMN Healthcare Services, Inc.(a)	3,753,321
63,061	Diplomat Pharmacy, Inc.(a)	2,265,782
114,387	PharMerica Corp.(a)	3,038,119
51,849	VCA, Inc.(a)	3,698,908
		20,224,305
Health Care Technology - 2.2%
190,366	HMS Holdings Corp.(a)	3,784,476

Life Sciences Tools & Services - 4.6%
68,890	Cambrex Corp.(a)	3,610,525
38,423	Charles River Laboratories International, Inc.(a)	3,378,534
14,050	ICON PLC(a)	1,091,264
		8,080,323
Pharmaceuticals - 0.7%
35,782	Dermira, Inc.(a)	1,200,844

Total Health Care		45,487,551

Industrials - 11.1%
Building Products - 2.3%
97,831	Simpson Manufacturing Co., Inc.	3,991,505

Commercial Services & Supplies - 2.4%
127,424	Herman Miller, Inc.	4,175,684

Construction & Engineering - 1.4%
47,920	Granite Construction, Inc.	2,385,458

Professional Services - 2.5%
116,575	On Assignment, Inc.(a)	4,307,446

Road & Rail - 1.7%
106,070	Saia, Inc.(a)	3,064,362

Trading Companies & Distributors - 0.8%
20,329	MSC Industrial Direct Co., Inc., Class A	1,460,232

Total Industrials		19,384,687

Information Technology - 27.1%
Communications Equipment - 0.3%
56,156	Infinera Corp.(a)	491,927

Internet Software & Services - 3.0%
60,187	j2 Global, Inc.	4,022,899
23,616	Shutterstock, Inc.(a)	1,301,005
		5,323,904
IT Services - 5.7%
47,991	EPAM Systems, Inc.(a)	3,370,888
265,416	PFSweb, Inc.(a)	2,630,272
140,880	WNS Holdings Ltd., Sponsored ADR(a)	3,954,502
		9,955,662

See Notes to Portfolio of Investments

CENTURY FUNDS

Shares		Value
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 4.2%
119,670	Inphi Corp.(a)	$4,209,991
71,816	Integrated Device Technology, Inc.(a)	1,579,234
40,432	MACOM Technology Solutions Holdings, Inc.(a)	1,597,468
		7,386,693
Software - 13.9%
84,666	CyberArk Software Ltd.(a)	4,774,316
80,279	Fleetmatics Group PLC(a)	3,448,786
96,916	Gigamon, Inc.(a)	4,527,915
102,546	Paycom Software, Inc.(a)	4,841,197
173,070	RingCentral, Inc., Class A(a)	3,985,802
158,510	VASCO Data Security International, Inc.(a)	2,648,702
		24,226,718
Total Information Technology		47,384,904

Materials - 4.6%
Chemicals - 4.6%
62,894	Balchem Corp.	4,017,040
54,256	Scotts Miracle-Gro Co., Class A	4,001,380
		8,018,420
Total Materials		8,018,420

TOTAL COMMON STOCKS
(Cost $137,302,007)		167,741,923

SHORT-TERM INVESTMENTS - 2.3%

Money Market Fund - 2.3%
4,006,319	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.49% 7 Day Yield)	4,006,319

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,006,319)		4,006,319

TOTAL INVESTMENTS - 98.2%
(Cost $141,308,326)		171,748,242

Other Assets in Excess of Liabilities - 1.8%		3,149,999
NET ASSETS - 100.0%		$174,898,241

(a)	Non-income producing security.

Abbreviations:
ADR	-	American Depositary Receipt
Ltd.	-	Limited
PLC	-	Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$33,560,492
Gross depreciation on investments (excess of tax cost over value)	(3,773,572)
Net unrealized appreciation	$29,786,920
Cost of investments for federal income tax purposes	$141,961,322

See Notes to Portfolio of Investments

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - AS OF JULY 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 97.7%

Consumer Discretionary - 15.0%
Diversified Consumer Services - 3.8%
37,895	Grand Canyon Education, Inc.(a)	$1,593,864
40,985	ServiceMaster Global Holdings, Inc.(a)	1,550,462
		3,144,326
Hotels, Restaurants & Leisure - 2.9%
47,320	Aramark	1,696,422
14,529	Choice Hotels International, Inc.	701,605
		2,398,027
Household Durables - 2.2%
85,797	PulteGroup, Inc.	1,817,180

Media - 0.8%
63,104	Gray Television, Inc.(a)	624,730

Specialty Retail - 2.2%
49,530	American Eagle Outfitters, Inc.	887,578
3,696	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	965,432
		1,853,010
Textiles, Apparel & Luxury Goods - 3.1%
61,501	Hanesbrands, Inc.	1,639,617
12,409	lululemon athletica, Inc.(a)	963,559
		2,603,176
Total Consumer Discretionary		12,440,449

Consumer Staples - 2.1%
Food & Staples Retailing - 2.1%
35,391	United Natural Foods, Inc.(a)	1,768,842

Energy - 1.0%
Energy Equipment & Services - 0.5%
25,319	Superior Energy Services, Inc.	404,344

Oil, Gas & Consumable Fuels - 0.5%
20,965	Matador Resources Co.(a)	442,152

Total Energy		846,496

Financials - 7.3%
Banks - 2.0%
69,769	BancorpSouth, Inc.	1,661,898

Real Estate Investment Trusts (REITs) - 5.3%
51,720	Healthcare Trust of America, Inc., Class A	1,761,066
20,357	Iron Mountain, Inc.	838,912
26,456	Lamar Advertising Co., Class A	1,795,304
		4,395,282
Total Financials		6,057,180

Health Care - 21.6%
Biotechnology - 1.0%
24,648	Acceleron Pharma, Inc.(a)	836,060

Health Care Equipment & Supplies - 9.0%
9,963	Cooper Companies, Inc.	1,817,949
8,166	Inogen, Inc.(a)	438,841
32,665	Masimo Corp.(a)	1,730,265
78,352	Merit Medical Systems, Inc.(a)	1,836,571
23,538	STERIS PLC	1,670,021
		7,493,647

Shares		Value
Health Care (continued)
Health Care Providers & Services - 4.1%
12,813	Universal Health Services, Inc., Class B	$1,659,668
24,186	VCA, Inc.(a)	1,725,429
		3,385,097
Health Care Technology - 2.2%
92,319	HMS Holdings Corp.(a)	1,835,302

Life Sciences Tools & Services - 4.2%
35,388	Cambrex Corp.(a)	1,854,685
18,802	Charles River Laboratories International, Inc.(a)	1,653,260
		3,507,945
Pharmaceuticals - 1.1%
26,386	Dermira, Inc.(a)	885,514

Total Health Care		17,943,565

Industrials - 17.6%
Aerospace & Defense - 1.3%
18,123	HEICO Corp., Class A	1,045,153

Building Products - 3.1%
23,161	Allegion PLC	1,676,625
21,550	Simpson Manufacturing Co., Inc.	879,240
		2,555,865
Commercial Services & Supplies - 3.2%
21,389	G&K Services, Inc., Class A	1,715,612
28,551	Mobile Mini, Inc.	928,193
		2,643,805
Construction & Engineering - 2.1%
35,232	Granite Construction, Inc.	1,753,849

Machinery - 3.9%
18,386	Nordson Corp.	1,623,300
10,426	Snap-on, Inc.	1,638,654
		3,261,954
Road & Rail - 2.0%
17,324	Kansas City Southern	1,665,010

Trading Companies & Distributors - 2.0%
21,198	United Rentals, Inc.(a)	1,688,845

Total Industrials		14,614,481

Information Technology - 28.2%
IT Services - 8.4%
41,234	Cardtronics PLC, Class A(a)	1,813,884
25,030	EPAM Systems, Inc.(a)	1,758,107
22,015	Global Payments, Inc.	1,643,640
61,882	WNS Holdings Ltd., Sponsored ADR(a)	1,737,028
		6,952,659
Semiconductors & Semiconductor Equipment - 6.6%
26,320	Cavium, Inc.(a)	1,228,354
51,149	Inphi Corp.(a)	1,799,422
37,078	Integrated Device Technology, Inc.(a)	815,345
41,786	MACOM Technology Solutions Holdings, Inc.(a)	1,650,965
		5,494,086
Software - 13.2%
39,092	BroadSoft, Inc.(a)	1,752,494
31,910	CyberArk Software Ltd.(a)	1,799,405
22,657	Ebix, Inc.	1,208,071

See Notes to Portfolio of Investments

CENTURY FUNDS

Shares		Value
Information Technology (continued)
36,378	Fleetmatics Group PLC(a)	$1,562,799
42,802	Gigamon, Inc.(a)	1,999,710
36,028	Paycom Software, Inc.(a)	1,700,882
57,271	VASCO Data Security International, Inc.(a)	956,998
		10,980,359
Total Information Technology		23,427,104

Materials - 2.0%
Chemicals - 2.0%
22,399	Sensient Technologies Corp.	1,653,718

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.1%
40,691	Cogent Communications Holdings, Inc.	1,738,726

Wireless Telecommunication Services - 0.8%
17,413	Shenandoah Telecommunications Co.	715,326

Total Telecommunication Services		2,454,052

TOTAL COMMON STOCKS
(Cost $66,513,543)		81,205,887

SHORT-TERM INVESTMENTS - 1.9%

Money Market Fund - 1.9%
1,582,093	State Street Institutional U.S. Government Money Market Fund - Investment Class (0.49% 7 Day Yield)	1,582,093

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,582,093)		1,582,093

TOTAL INVESTMENTS - 99.6%
(Cost $68,095,636)		82,787,980

Other Assets in Excess of Liabilities - 0.4%		320,858
NET ASSETS - 100.0%		$83,108,838

(a)	Non-income producing security.

Abbreviations:
ADR	-	American Depositary Receipt
Ltd.	-	Limited
PLC	-	Public Limited Company

Gross appreciation on investments (excess of value over tax cost)	$13,742,081
Gross depreciation on investments (excess of tax cost over value)	(674,183)
Net unrealized appreciation	$13,067,898
Cost of investments for federal income tax purposes	$69,720,082

See Notes to Portfolio of Investments

CENTURY FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
July 31, 2016 (Unaudited)

A. Security Valuations — Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, fair value is generally determined using closing bid prices. In the absence of readily available market quotes, securities and other assets will be valued at fair value, as determined in good faith under procedures established by and under the general supervision of the Funds’ Board of Trustees. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value unless particular circumstances dictate otherwise (for example, if the issuer’s creditworthiness has become impaired). Investments in open-end mutual funds are valued at their closing net asset value each business day.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Funds’ investments carried at fair value:

Century Shares Trust
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$209,802,168	$–	$–	$209,802,168
Short-Term Investments	9,023,847	–	–	9,023,847
TOTAL	$218,826,015	$–	$–	$218,826,015

Century Small Cap Select Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$167,741,923	$–	$–	$167,741,923
Short-Term Investments	4,006,319	–	–	4,006,319
TOTAL	$171,748,242	$–	$–	$171,748,242

Century Growth Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$81,205,887	$–	$–	$81,205,887
Short-Term Investments	1,582,093	–	–	1,582,093
TOTAL	$82,787,980	$–	$–	$82,787,980

*	At July 31, 2016 the Funds held investments in common stocks classified as Level 1, with corresponding major categories as shown on each Fund’s Portfolio of Investments.

The Funds recognize transfers into and out of all levels at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant's disclosure controls and procedures are effective.

(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CENTURY CAPITAL MANAGEMENT TRUST

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: September 26, 2016

By:	/s/ Julie A. Smith
Name:	Julie A. Smith
Title:	Principal Financial Officer

Date: September 26, 2016